Shareholder Report	6 Months Ended
Apr. 30, 2025 USD ($) $ / shares
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	Series Portfolios Trust
Entity Central Index Key	0001650149
Entity Investment Company Type	N-1A
Document Period End Date	Apr. 30, 2025
Adaptiv™ Select ETF
Shareholder Report [Line Items]
Fund Name	Adaptiv™ Select ETF
Class Name	Adaptiv™ Select ETF
Trading Symbol	ADPV
Security Exchange Name	NYSE
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Adaptiv™ Select ETF for the period of November 1, 2024, to April 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.adpvetf.com/investor-materials. You can also request this information by contacting us at 1-833-753-3825.
Additional Information Phone Number	1-833-753-3825
Additional Information Website	https://www.adpvetf.com/investor-materials
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Adaptiv™ Select ETF	$51	1.00%
[1]
Expenses Paid, Amount	$ 51
Expense Ratio, Percent	1.00%
Updated Performance Information Location [Text Block]	Visit https://www.adpvetf.com/investor-materials for more recent performance information.
Net Assets	$ 121,372,827
Holdings Count | $ / shares	4
Investment Company Portfolio Turnover	111.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of April 30, 2025)

Net Assets	$121,372,827
Number of Holdings	4
Portfolio Turnover	111%
30-Day SEC Yield	3.22%
30-Day SEC Yield Unsubsidized	3.22%

Holdings [Text Block]

Top 10 Issuers	(% of net assets)
United States Treasury Bills	97.6%
First American Treasury Obligations Fund	2.5%

Sector Breakdown	(% of net assets)
United States Treasury Bills	97.6%
Cash & Other	2.4%

Updated Prospectus Web Address	https://www.adpvetf.com/investor-materials

[1]
*	Annualized